General Information - Details of Subsidiaries (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of subsidiaries [line items]
Assets		₩ 105,287,678		₩ 103,443,735
Liabilities		42,894,966		42,000,967
Equity		62,392,712		61,442,768		₩ 59,598,600		₩ 58,191,897
Revenue		68,986,938		73,459,408		77,056,549
Profit (loss)		527,023		1,005,276		1,846,059
POSCO DX Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Equity		572,561		525,898		461,450
Revenue		1,075,175		1,473,291		1,485,876
Profit (loss)		52,624		88,599		92,128
POSCO AUSTRALIA PTY LTD [member]
Disclosure of subsidiaries [line items]
Assets		1,302,758				1,322,381	[1]
Liabilities		126,704				133,612	[1]
Equity		1,176,054				1,188,769	[1]
Revenue		120,629				224,985	[1]
Profit (loss)		54,161				152,896	[1]
POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets		93,444
Liabilities		30,522
Equity		62,922
Revenue		193,651
Profit (loss)		1,137
Domestic [member] | POSCO [Member]
Disclosure of subsidiaries [line items]
Assets		45,022,297		45,681,401		45,825,529
Liabilities		11,113,310		12,574,873		12,716,600
Equity		33,908,987		33,106,528		33,108,929
Revenue		35,010,837		37,556,523		38,971,567
Profit (loss)		1,187,860		901,542		1,179,665
Domestic [member] | POSCO Eco & Challenge Co., Ltd.
Disclosure of subsidiaries [line items]
Assets		8,172,206		7,409,590		8,402,626
Liabilities		5,276,507		3,987,205		5,061,423
Equity		2,895,699		3,422,385		3,341,203
Revenue		6,591,563		9,933,169		9,463,944
Profit (loss)		(517,983)		93,873		198,412
Domestic [member] | POSCO DX Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Assets		814,795		871,043		871,343
Liabilities		253,134		356,499		418,446
Equity		561,661		514,543		452,897
Revenue		1,046,633		1,440,386		1,445,326
Profit (loss)		52,384		86,759		88,527
Domestic [member] | eNtoB Corporation [member]
Disclosure of subsidiaries [line items]
Assets		163,126		186,221		164,228
Liabilities		90,342		116,120		97,127
Equity		72,784		70,101		67,101
Revenue		995,642		1,018,894		1,110,222
Profit (loss)		4,404		4,683		8,491
Domestic [member] | POSCO FUTURE M CO.,LTD. and others [Member]
Disclosure of subsidiaries [line items]
Assets		7,828,096		6,765,713		5,756,556
Liabilities		3,927,339		3,980,328		3,327,874
Equity		3,900,757		2,785,385		2,428,682
Revenue		2,689,403		3,608,988		4,457,201
Profit (loss)		31,815		(222,038)		32,140
Domestic [member] | POSCO M-TECH [member]
Disclosure of subsidiaries [line items]
Assets		155,483		149,758		154,927
Liabilities		41,231		37,945		39,170
Equity		114,252		111,813		115,757
Revenue		357,432		346,628		341,410
Profit (loss)		1,411		568		4,868
Domestic [member] | POSCO STEELEON Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Assets		479,864		530,860		529,525
Liabilities		105,249		154,751		174,724
Equity		374,615		376,108		354,801
Revenue		1,093,989		1,175,769		1,132,510
Profit (loss)		14,436		32,358		32,276
Domestic [member] | POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Assets		13,725,392		12,692,301		12,565,027
Liabilities		7,931,430		6,981,884		7,170,143
Equity		5,793,962		5,710,417		5,394,884
Revenue		26,956,598		27,388,739		28,536,917
Profit (loss)		513,830		510,930		632,519
Domestic [member] | POSCO MOBILITY SOLUTION [Member]
Disclosure of subsidiaries [line items]
Assets		930,712		957,411		1,036,342
Liabilities		376,195		406,888		448,319
Equity		554,517		550,523		588,023
Revenue		1,182,165		1,179,247		1,432,416
Profit (loss)		2,104		(35,088)		(24,265)
Domestic [member] | POSCO Pilbara LITHIUM SOLUTION CO Ltd [Member]
Disclosure of subsidiaries [line items]
Assets		1,199,943		1,254,635		898,301
Liabilities		824,709		1,038,612		558,449
Equity		375,234		216,023		339,852
Revenue		151,666		30,237		4,673
Profit (loss)		(241,325)		(122,852)		(34,198)
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of subsidiaries [line items]
Assets		233,225		232,238		232,848	[2]
Liabilities		35,538		44,188		53,646	[2]
Equity		197,687		188,050		179,202	[2]
Revenue		23,883		23,087		18,044	[2]
Profit (loss)		9,637		8,852		6,037	[2]
Foreign [member]
Disclosure of subsidiaries [line items]
Assets	[3]			1,030,657
Liabilities	[3]			72,827
Equity	[3]			957,831
Revenue	[3]			147,136
Profit (loss)	[3]			80,352
Foreign [member] | POSCO INTERNATIONAL Corporation [member]
Disclosure of subsidiaries [line items]
Assets						306,105
Liabilities						400,124
Equity						(94,019)
Revenue						33,288
Profit (loss)						(21,723)
Foreign [member] | POSCO America Corporation [member]
Disclosure of subsidiaries [line items]
Assets		177,414		182,232		153,900
Liabilities		7,388		8,496		7,980
Equity		170,026		173,737		145,920
Revenue		12,387		13,260		12,231
Profit (loss)		1,103		6,839		16,690
Foreign [member] | POSCO Asia Co Ltd [member]
Disclosure of subsidiaries [line items]
Assets		1,070,584		917,019		1,130,637
Liabilities		767,290		621,154		862,642
Equity		303,294		295,864		267,995
Revenue		33,285		64,318		83,539
Profit (loss)		14,276		(8,867)		16,275
Foreign [member] | POSCO-CTPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets				108,172		113,805
Liabilities				47,479		59,166
Equity				60,692		54,639
Revenue				264,923		250,167
Profit (loss)				0		1,093
Foreign [member] | POSCO (Zhangjiagang) Stainless Steel Co.,Ltd [Member]
Disclosure of subsidiaries [line items]
Assets		1,017,825		1,047,884		936,933
Liabilities		828,674		654,532		459,269
Equity		189,151		393,352		477,664
Revenue		2,459,184		3,042,140		3,359,087
Profit (loss)		(203,736)		(129,933)		(169,873)
Foreign [member] | POSCO (Thailand) Company Limited [member]
Disclosure of subsidiaries [line items]
Assets		181,303		197,326		185,280
Liabilities		51,750		77,129		82,456
Equity		129,553		120,197		102,824
Revenue		460,933		407,074		440,532
Profit (loss)		2,683		2,400		(3,621)
Foreign [member] | Qingdao Pohang Stainless Steel Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets		101,432		135,759		128,820
Liabilities		28,485		33,597		23,453
Equity		72,947		102,162		105,367
Revenue		172,453		211,357		296,883
Profit (loss)		(29,916)		(14,197)		(13,362)
Foreign [member] | POSCO(Suzhou) Automotive Processing Center Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets		367,922		441,569		371,734
Liabilities		168,201		252,305		198,451
Equity		199,721		189,265		173,283
Revenue		697,007		783,814		729,700
Profit (loss)		6,927		(2,773)		6,364
Foreign [member] | POSCO-China Holding Corp. [member]
Disclosure of subsidiaries [line items]
Assets		899,827		1,018,689		986,501
Liabilities		394,606		512,006		515,610
Equity		505,221		506,683		470,891
Revenue		26,683		20,500		31,329
Profit (loss)		(9,895)		(17,866)		(22,326)
Foreign [member] | POSCO JAPAN Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets		464,652		212,669		201,184
Liabilities		259,140		8,031		5,300
Equity		205,512		204,638		195,884
Revenue		332,192		15,989		16,453
Profit (loss)		3,042		2,985		3,705
Foreign [member] | POSCO-lndia Pune Processing Center. Pvt. Ltd.
Disclosure of subsidiaries [line items]
Assets		219,226		209,999		222,439
Liabilities		156,960		156,856		175,594
Equity		62,266		53,144		46,845
Revenue		561,938		483,584		436,248
Profit (loss)		13,138		1,129		1,576
Foreign [member] | POSCO Japan PC CO., LTD [member]
Disclosure of subsidiaries [line items]
Assets		282,106		352,915		335,780
Liabilities		186,496		262,886		254,557
Equity		95,610		90,028		81,223
Revenue		601,268		615,346		623,375
Profit (loss)		7,662		6,430		9,079
Foreign [member] | POSCO-CFPC Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Assets		208,779		331,811		296,489
Liabilities		138,537		257,870		229,961
Equity		70,242		73,941		66,528
Revenue		751,210		980,637		843,934
Profit (loss)		(4,810)		(96)		1,900
Foreign [member] | POSCO MPPC S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Assets		540,502		661,110		521,303
Liabilities		432,030		536,852		415,819
Equity		108,472		124,258		105,484
Revenue		990,082		1,008,224		934,346
Profit (loss)		(12,703)		3,709		(278)
Foreign [member] | POSCO-VIETNAM Co, Ltd [member]
Disclosure of subsidiaries [line items]
Assets		297,547		350,524		309,476
Liabilities		287,963		337,418		299,054
Equity		9,584		13,106		10,422
Revenue		800,445		835,631		737,530
Profit (loss)		(3,180)		1,136		(5,594)
Foreign [member] | POSCO MEXICO S.A. DE C.V. [member]
Disclosure of subsidiaries [line items]
Assets		516,173		749,960		726,121
Liabilities		267,912		475,331		500,597
Equity		248,261		274,629		225,524
Revenue		779,354		999,807		846,600
Profit (loss)		(19,631)		16,243		(8,530)
Foreign [member] | POSCO Thainox Public Company Limited [member]
Disclosure of subsidiaries [line items]
Assets		513,813		512,321		433,638
Liabilities		103,715		115,149		100,506
Equity		410,098		397,172		333,132
Revenue		595,928		576,912		551,000
Profit (loss)		(2,639)		14,948		(4,170)
Foreign [member] | POSCO Center Beijing [member]
Disclosure of subsidiaries [line items]
Assets		429,839		457,044		427,898
Liabilities		225,133		253,675		246,190
Equity		204,706		203,369		181,708
Revenue		29,728		32,514		37,028
Profit (loss)		(2,114)		1,065		5,623
Foreign [member] | POSCO COATED STEEL (THAILAND) CO, LTD [member]
Disclosure of subsidiaries [line items]
Assets		323,171		324,391		307,619
Liabilities		210,452		228,055		220,259
Equity		112,719		96,336		87,360
Revenue		447,580		402,981		386,992
Profit (loss)		9,970		(3,165)		1,459
Foreign [member] | POSCO INTERNATIONAL AMARA Co Ltd [Member]
Disclosure of subsidiaries [line items]
Assets		312,345		322,963		629,533
Liabilities		486,621		479,031		473,572
Equity		(174,276)		(156,068)		155,961
Revenue		53,994		43,629		2,282,133
Profit (loss)		(21,735)		(45,325)		29,445
Foreign [member] | POSCO VST CO LTD [Member]
Disclosure of subsidiaries [line items]
Assets		307,026		304,235		251,525
Liabilities		242,985		224,360		196,382
Equity		64,041		79,875		55,143
Revenue		588,177		510,914		547,889
Profit (loss)		(13,800)		15,771		(36,723)
Foreign [member] | POSCO Maharashtra Steel Private Limited [member]
Disclosure of subsidiaries [line items]
Assets		1,410,778		1,471,597		1,319,232
Liabilities		616,607		695,297		791,431
Equity		794,171		776,300		527,801
Revenue		1,962,507		1,785,238		1,763,374
Profit (loss)		74,068		180,957		58,669
Foreign [member] | POSCO INDIA PROCESSING CENTER PRIVATE LIMITED [Member]
Disclosure of subsidiaries [line items]
Assets		449,056		424,014		344,678
Liabilities		328,739		310,883		251,870
Equity		120,317		113,131		92,808
Revenue		1,038,388		1,003,522		896,860
Profit (loss)		15,473		9,669		13,268
Foreign [member] | POSCO Vietnam Processing Center Co Ltd [Member]
Disclosure of subsidiaries [line items]
Assets						238,694
Liabilities						127,038
Equity						111,656
Revenue						577,064
Profit (loss)						7,003
Foreign [member] | POSCO (Liaoning) Automotive Processing Center Co., Ltd. [Member]
Disclosure of subsidiaries [line items]
Assets		89,376		89,444		99,186
Liabilities		29,251		31,260		48,858
Equity		60,125		58,184		50,328
Revenue		155,217		209,207		229,524
Profit (loss)		1,417		2,339		3,718
Foreign [member] | POSCO YAMATO VINA STEEL JOINT STOCK COMPANY [Member]
Disclosure of subsidiaries [line items]
Assets		433,768		466,488		434,496
Liabilities		112,956		142,002		127,087
Equity		320,812		324,486		307,409
Revenue		391,439		423,938		395,261
Profit (loss)		4,037		(24,091)		8,993
Foreign [member] | PT. KRAKATAU POSCO ENERGY [member]
Disclosure of subsidiaries [line items]
Assets		297,226		296,566		263,986
Liabilities		79,844		89,437		94,202
Equity		217,382		207,130		169,784
Revenue		36,099		34,777		34,158
Profit (loss)		15,052		12,578		13,895
Foreign [member] | POSCO INTERNATIONAL AMERICA CORP. [Member]
Disclosure of subsidiaries [line items]
Assets		678,580		726,447		400,762
Liabilities		435,460		489,622		384,113
Equity		243,120		236,825		16,649
Revenue		2,803,426		2,651,352		946,974
Profit (loss)		11,841		54,727		3,413
Foreign [member] | POSCO INTERNATIONAL Deutschland GMBH [Member]
Disclosure of subsidiaries [line items]
Assets		535,776		503,928		895,043
Liabilities		517,285		488,965		744,065
Equity		18,491		14,963		150,978
Revenue		1,265,871		1,099,624		2,939,318
Profit (loss)		1,897		(2,776)		27,022
Foreign [member] | POSCO INTERNATIONAL JAPAN CORP [Member]
Disclosure of subsidiaries [line items]
Assets		482,108		998,144		294,527
Liabilities		302,412		821,148		280,090
Equity		179,696		176,996		14,437
Revenue		2,596,871		2,966,044		3,025,822
Profit (loss)		6,490		21,235		7,452
Foreign [member] | POSCO INTERNATIONAL SINGAPORE PTE LTD [Member]
Disclosure of subsidiaries [line items]
Assets		377,452		217,546		226,148
Liabilities		351,911		194,011		209,374
Equity		25,541		23,534		16,774
Revenue		3,394,333		3,225,062		777,756
Profit (loss)		2,545		6,560		1,498
Foreign [member] | POSCO INTERNATIONAL ITALIA S.R.L. [Member]
Disclosure of subsidiaries [line items]
Assets		353,864		291,810
Liabilities		328,875		271,429
Equity		24,989		20,381
Revenue		848,468		862,642
Profit (loss)		2,395		2,321
Foreign [member] | PT. KRAKATAU POSCO [Member]
Disclosure of subsidiaries [line items]
Assets		3,233,243	[3]	3,523,003		3,475,929
Liabilities		2,656,952	[3]	2,874,800		2,747,948
Equity		576,291	[3]	648,203		727,981
Revenue		2,627,285	[3]	2,817,274		3,130,551
Profit (loss)		(55,749)	[3]	(168,700)		65,827
Foreign [member] | POSCO ASSAN TST STEEL INDUSTRY [Member]
Disclosure of subsidiaries [line items]
Assets		528,879		568,566		471,071
Liabilities		545,403		568,513		456,913
Equity		(16,524)		53		14,158
Revenue		578,928		503,646		416,096
Profit (loss)		(16,426)		(23,238)		(73,032)
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO., LTD. [Member]
Disclosure of subsidiaries [line items]
Assets		141,846				152,896
Liabilities		135,609				135,087
Equity		6,237				17,809
Revenue		264,484				251,884
Profit (loss)		(5,152)				(3,025)
Foreign [member] | POSCO Argentina S.A.U. [member]
Disclosure of subsidiaries [line items]
Assets		3,024,213		2,786,535		1,658,879
Liabilities		1,860,335		1,260,950		542,525
Equity		1,163,878		1,525,585		1,116,354
Revenue		64,359		3,203		0
Profit (loss)		(322,330)		(128,649)		(73,807)
Foreign [member] | POSCO-MKPC SDN BHD [member]
Disclosure of subsidiaries [line items]
Assets		157,680		164,150		132,043
Liabilities		54,285		72,783		59,916
Equity		103,395		91,367		72,127
Revenue		244,146		257,822		244,754
Profit (loss)		5,895		7,271		8,770
Foreign [member] | Senex Holdings PTY LTD [Member]
Disclosure of subsidiaries [line items]
Assets		2,706,285	[3]	2,269,190	[1]	1,623,493	[1]
Liabilities		1,137,655	[3]	910,149	[1]	802,259	[1]
Equity		1,568,630	[3]	1,359,041	[1]	821,234	[1]
Revenue		392,218	[3]	268,350	[1]	246,493	[1]
Profit (loss)		₩ 28,069	[3]	16,389	[1]	₩ 14,239	[1]
Foreign [member] | POSCO AMERICA ALABAMA PROCESSING CENTER CO LTD [Member]
Disclosure of subsidiaries [line items]
Assets				204,257
Liabilities				192,542
Equity				11,715
Revenue				347,192
Profit (loss)				₩ (7,963)

[1]	Summarized financial information of POSCO AUSTRALIA PTY LTD and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.
[2]	The sales and net income occurred after the inclusion as a subsidiary.
[3]	Summarized financial information of POSCO AUSTRALIA PTY LTD, PT. KRAKATAU POSCO and Senex Holdings PTY LTD, a subsidiary of POSCO HOLDINGS INC., are based on its consolidated financial information. The financial information of the other entities is based on separate financial statements of each entity.